PREVIOUSLY REPORTED LOAN FRAUD (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Previously Reported Loan Fraud [Member]	Dec. 31, 2011 Previously Reported Loan Fraud [Member]	Dec. 31, 2010 Previously Reported Loan Fraud [Member]	Sep. 30, 2010 Previously Reported Loan Fraud [Member]
Allowance for Loan and Lease Losses, Adjustments, Net, Total											$ 10,800,000
Provision for Loan and Lease Losses	(130,000)	189,000	(605,000)	(2,597,000)	(2,597,000)	6,218,000	15,634,000	2,600,000	3,700,000	777,000
Legal Fees								$ 47,000	$ 361,000	$ 211,000